UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-05339
Investment Company Act file number

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Gary B. Wood
8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
 (Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2019

Date of reporting period: 12/31/2018

Item 1. Schedule of Investments.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2018 (Unaudited)

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 32.20%
ARTS, ENTERTAINMENT & RECREATION
Speedway Motorsports, Inc.	9,971	$162,228	0.70%

FINANCE & INSURANCE
Aon PLC (a)	2,500	363,400	1.57
Chubb Ltd. (a)	1,800	232,524	1.01
		595,924	2.58
HEALTH CARE
Encompass Health Corp.	3,275	202,068	0.87

INFORMATION
AT&T, Inc.	3,448	98,406	0.43
CenturyLink, Inc.	21,000	318,150	1.38
Comcast Corp. - Class A	9,800	333,690	1.44
Discovery Communications, Inc. (b)	18,000	415,440	1.80
Microsoft Corp.	8,000	812,560	3.51
Oracle Corp.	3,800	171,570	0.74
		2,149,816	9.30
MANUFACTURING
Allergan PLC (a)	2,250	300,735	1.30
Fortune Brands Home & Security, Inc.	7,000	265,930	1.15
Johnson & Johnson	1,500	193,575	0.84
The Hershey Co.	1,090	116,826	0.50
Unilever N.V. - ADR (a)	4,500	242,100	1.05
Western Digital Corp.	2,800	103,516	0.45
		1,222,682	5.29
MINING, QUARRYING & OIL & GAS EXTRACTION
Cimarex Energy Co.	4,000	246,600	1.06
Halliburton Co.	8,515	226,329	0.98
		472,929	2.04
REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (b)	2,000	195,240	0.84

RETAIL TRADE
Amazon.com, Inc. (b)	220	330,433	1.43
Hanesbrands, Inc.	13,000	162,890	0.70
Lowe's Companies, Inc.	5,000	461,800	2.00
The TJX Companies, Inc.	5,200	232,648	1.01
		1,187,771	5.14
TRANSPORTATION & WAREHOUSING
Union Pacific Corp.	5,600	774,088	3.35

UTILITIES
Kinder Morgan, Inc.	18,000	276,840	1.20

WHOLESALE TRADE
Hexcel Corp.	3,600	206,424	0.89
TOTAL COMMON STOCKS (Cost $5,670,091)		7,446,010	32.20

EXCHANGE TRADED FUNDS - 2.63%
Sprott Physical Gold Trust (a)(b)	59,000	608,290	2.63
TOTAL EXCHANGE TRADED FUNDS (Cost $571,198)		608,290	2.63

CLOSED-END FUNDS - 5.78%
PIMCO Flexible Credit Income Fund - Institutional Class (f)(g)	47,619	462,861	2.00
Pioneer ILS Interval Fund (f)(g)	101,112	874,621	3.78
TOTAL CLOSED-END FUNDS (Cost $1,500,000)		1,337,482	5.78

OPEN-END FUNDS - 5.52%
Cohen & Steers Global Realty Shares, Inc. - Institutional Class	5,020	250,342	1.08
Deutsche CROCI International Fund - Class S	8,148	327,451	1.42
JPMorgan International Unconstrained Equity Fund - Institutional Class	19,343	341,605	1.48
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class	65,259	356,312	1.54
TOTAL OPEN-END FUNDS (Cost $1,372,143)		1,275,710	5.52

PRIVATE FUNDS - 3.15%
LLR Equity Partners V, L.P. (e)(f)(g)	280,000	239,833	1.04
Partners Group Private Equity (Master Fund) LLC - Class I (e)(f)(g)	89,425	488,724	2.11
TOTAL PRIVATE FUNDS (Cost $748,008)		728,557	3.15

REITS - 3.68%
REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc.	16,000	257,280	1.11
Prologis, Inc.	4,000	234,880	1.02
VEREIT, Inc.	50,000	357,500	1.55
TOTAL REITS (Cost $748,501)		849,660	3.68

ROYALTY TRUSTS - 6.32%
CONSTRUCTION
Texas Pacific Land Trust	2,700	1,462,401	6.32
TOTAL ROYALTY TRUSTS (Cost $390,001)		1,462,401	6.32

MASTER LIMITED PARTNERSHIPS - 1.03%
FINANCE AND INSURANCE
Oaktree Capital Group LLC	6,000	238,500	1.03
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $245,552)		238,500	1.03

CORPORATE BONDS - 7.12%
ACCOMMODATION & FOOD SERVICES
MGM Resorts International, 6.750%, 10/01/2020	125,000	128,438	0.56

FINANCE & INSURANCE
Discover Financial Services, 3.850%, 11/21/2022	200,000	198,614	0.86
Ford Motor Credit Co. LLC, 3.550%, 05/20/2021	150,000	147,161	0.64
JPMorgan Chase & Co., Series CC, 4.625% to 11/01/2022 then 3 Month LIBOR USD + 2.580%, Perpetual (h)	233,000	197,444	0.85
Wells Fargo & Co., Series M, 3.450%, 02/13/2023	150,000	146,853	0.63
		690,072	2.98
INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022	200,000	198,621	0.86

MANUFACTURING
NCR Corp., 4.625%, 02/15/2021	200,000	195,000	0.84

MINING, QUARRYING, & OIL & GAS EXTRACTION
EnLink Midstream Partners LP, 2.700%, 04/01/2019	225,000	223,594	0.97

RETAIL TRADE
Hanesbrands, Inc., 4.625%, 05/15/2024 (d)	225,000	210,937	0.91
TOTAL CORPORATE BONDS (Cost $1,716,598)		1,646,662	7.12

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.67%
Fannie Mae, 1.550%, 09/30/2021	200,000	193,966	0.84
Federal Farm Credit Banks, 2.320%, 12/29/2021	150,000	148,317	0.64
Federal Home Loan Banks, 1.030%, 05/28/2019	150,000	149,065	0.65
United States Treasury Notes
2.750%, Note due 02/15/2019	800,000	800,339	3.46
1.250%, Note due 08/31/2019	2,200,000	2,180,148	9.43
2.250%, Note due 11/15/2024	1,800,000	1,768,992	7.65
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $5,223,647)		5,240,827	22.67

SHORT-TERM INVESTMENTS - 9.69%
MONEY MARKET FUNDS
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 2.32% (c)	1,151,650	1,151,650	4.98
The Government & Agency Portfolio - Institutional Class, 2.30% (c)	1,088,315	1,088,315	4.71
TOTAL SHORT-TERM INVESTMENTS (Cost $2,239,965)		2,239,965	9.69

Total Investments (Cost $20,425,704) - 99.79%		23,074,064	99.79%
Other Assets in Excess of Liabilities - 0.21%		48,179	0.21
TOTAL NET ASSETS - 100.00%		$23,122,243	100.00%

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Rate shown is the 7-day yield as of December 31, 2018.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as
	amended. These securities may be resold in transactions exempt from registration to qualified
	institutional investors.
(e)	Securities for which market quotations are not readily available are valued at fair value
	determined by the Advisor. Such values are approved on a quarterly basis by the Board of
	Directors.
(f)	Restricted securities may be subject to restrictions on disposition imposed by the
	issuer. At December 31, 2018, restricted securities represented 8.93% of net assets of the Fund.
(g)	Illiquid security. At December 31, 2018, illiquid securities represented 8.93% of net assets of the Fund.
(h)	Variable rate security; rate disclosed is the current rate as of December 31, 2018.

Securities Valuation as of December 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities– Equity securities, usually common stocks, foreign issued common stocks, exchange traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, master limited partnerships, and preferred stocks traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds, including open and closed-end funds, are generally priced at the ending net asset value ("NAV") provided by the service agent of the Funds and are categorized in Level 1 of the fair value hierarchy.

      Investment Funds that are private funds can be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a private fund does not report a value to the Fund on a timely basis, Concorde Financial Corporation (the "Advisor"), acting under the Board's supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund's investment based on the most recent NAV reported by the private fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Advisor will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund's investment at the NAV reported by the private fund at the time of valuation or to adjust the value to reflect a premium or discount. Certain investments may include adjustments made subsequent to period end related to subsequent valuation information obtained. Therefore, the net assets reflected in the Schedule of Investments may differ from the reported NAV of the Fund as of December 31, 2018. Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient are not categorized in the fair value hierarchy.

Debt Securities – Bonds, notes, and U.S. government obligations are valued at an evaluated bid price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. Demand notes are stated at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an independent pricing service that uses a matrix pricing method or other analytical models. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Directors.  As of December 31, 2018, the Advisor has determined that certain restricted securities held by the Fund are considered liquid.

Additional information on each illiquid restricted security held by the Fund on December 31, 2018 is as follows:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Partners Group Private Equity (Master Fund) LLC - Class I	December 1, 2017	89,425	$ 500,000	$ 488,724	2.11%
LLR Equity Partners V, L.P.	March 14, 2018	280,000	$ 248,008	$ 239,833	1.04%
PIMCO Flexible Credit Income Fund - Institutional Class	May 15, 2018	47,619	$ 500,000	$ 462,861	2.00%
Pioneer ILS Interval Fund	August 27, 2018	101,112	$ 1,000,000	$ 874,621	3.78%

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Categories	Practical Expedient*	Level 1	Level 2	Level 3	Fair Value
Common Stocks
Arts, Entertainment & Recreation	$ -	$ 162,228	$ -	$ -	$ 162,228
Finance & Insurance	-	595,924	-	-	595,924
Health Care	-	202,068	-	-	202,068
Information	-	2,149,816	-	-	2,149,816
Manufacturing	-	1,222,682	-	-	1,222,682
Mining, Quarrying & Oil & Gas Extraction	-	472,929	-	-	472,929
Real Estate & Rental & Leasing	-	195,240	-	-	195,240
Retail Trade	-	1,187,771	-	-	1,187,771
Transportation & Warehousing	-	774,088	-	-	774,088
Utilities	-	276,840	-	-	276,840
Wholesale Trade	-	206,424	-	-	206,424
Total Common Stocks	-	7,446,010	-	-	7,446,010
Exchange Traded Funds	-	608,290	-	-	608,290
Closed-End Funds	-	1,337,482	-	-	1,337,482
Open-End Funds	-	1,275,710	-	-	1,275,710
Private Funds	728,557 ^	-	-	-	728,557
REITs
Real Estate & Rental & Leasing	-	849,660	-	-	849,660
Total REITs	-	849,660	-	-	849,660
Royalty Trusts
Construction	-	1,462,401	-	-	1,462,401
Total Royalty Trusts	-	1,462,401	-	-	1,462,401
Master Limited Partnerships	-	238,500	-	-	238,500
Corporate Bonds
Accommodation & Food Services	-	-	128,438	-	128,438
Finance & Insurance	-	-	690,072	-	690,072
Information	-	-	198,621	-	198,621
Manufacturing	-	-	195,000	-	195,000
Mining, Quarrying & Oil & Gas Extraction	-	-	223,594	-	223,594
Retail Trade	-	-	210,937	-	210,937
Total Corporate Bonds	-	-	1,646,662	-	1,646,662
U.S. Government Obligations	-	-	5,240,827	-	5,240,827
Short-Term Investments	-	2,239,965	-	-	2,239,965
Total Investments	$ 728,557	$ 15,458,018	$ 6,887,489	$ -	$ 23,074,064

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

^	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Partners Group Private Equity (Master Fund) LLC - Class I	Not Applicable(1)	Not Applicable	Capital Appreciation	Globally diversified portfolio of private equity investments	None

	LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services	Not Applicable

(1)
Up to 5% of the Fund's net asset value per quarter via tender offer.  The tender offer is subject to board approval and not a guarantee of future liquidity.  A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)     /s/ Gary B. Wood
 Gary B. Wood, President

Date       2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gregory B. Wood
 Gregory B. Wood, Treasurer

Date       2/26/2019